Fair Value Measurement - Reconciliations of Change in Carrying Value of Level 3 Supplemental Put Liability (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Supplemental put liability, beginning balance	$ (178)	$ (5,010)
Supplemental put liability, ending balance	(4,547)	(178)
5.11 Tactical
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Put option issued to noncontrolling shareholder	5	5
Liberty
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase in the fair value of put option of noncontrolling shareholders	0	(8)
Northern International, Inc.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of contingent consideration	0	(382)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements	0	475
Baby Tula, LLC
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of contingent consideration	$ (4,800)	$ 0